Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Restricted Net Assets
Restricted net assets	¥ 18,833,015		¥ 9,492,844
Statutory reserves	444,585	$ 62,618	0
Statutory surplus reserve
Restricted Net Assets
Statutory reserves	¥ 444,585		¥ 0
PRC
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
PRC | Foreign invested enterprise | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Domestic enterprise | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%